Other incomes by function (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other income by function [Abstract]
Sales of fixed assets	$ 416,296	$ 506,178	$ 5,084,269
Rental income	299,412	173,259	315,325
Sale of glass	701,496	424,419	934,863
Claims recovery	157,441	110,963	82,896
Others	10,233,794	18,081,073	16,167,357
Total	$ 11,808,439	$ 19,295,892	$ 22,584,710